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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00825

American Growth Fund, Inc.
1917 Market Street
Denver, Colorado 80202

303-626-0600
800-525-2406

Date of fiscal year end: 07/31/2011
Date of reporting period: 07/31/2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory,disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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Item 1 Reports to Stockholders
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(cover, photograph)

American Growth Fund, Inc.
Series Two Annual Report
for the period ended July 31, 2011
                                                               cover page 1
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September 22, 2011

Dear Shareholders:

I am pleased to deliver to you the American Growth Fund Series Two Annual Report for the period ended July 31, 2011.

Investment Strategy
We use a fundamental top down approach to manage your portfolio. First we look at the general economic outlook, then we look at the industries that we feel have the biggest growth potential in the current economy. From that our objective is to choose the best companies in those industries. Many of the stocks in your portfolio are household names that you will easily recognize.

Performance Overview
Your American Growth Fund Series Two Class E Shares returned -5.70% since February 23, 2011. Additionally, performance data can be found on page 20 of this report. Past performance is no guarantee of future results.

Manager's Discussion
Since July, the stock markets of the world have shown a great deal of volatility and a sharp decline in value driven, in part, by the fear that the American economy will endure a double dip recession and by worries about European Debt and Banks. The GDP (Gross Domestic Product), which is a measure of our growth, only rose .4% in the first quarter and 1.3% in the second quarter1. Some of the weakness of the GDP can be traced to a run-up in oil as a result of the Libyan crises, the Japanese Earthquake, a reduction in global growth estimates, and the continuation of problems in the housing sector.

I believe that we are coming out of our economic slowdown even though revitalization is at a much lower rate than anticipated. The economy seems to be recovering from the recession, although unevenly which is just one of the challenges facing us. A huge budget deficit, unemployment, and the management thereof by the federal, state and local governments are just a few areas we are watching. The problems in the European market, especially Greece and Italy and IMF ability to manage these events, are also some of the areas we are monitoring. These events, and how they are managed by the governments involved, will help to shape the economy in both the short term as well as the long term. I believe that the United States economy is not only recovering but may outperform the overall world economy. There may be some short term corrections and adjustments in the overall economy yet to come, and the markets may react. Accordingly, in the next 12 - 24 months, we may see the markets move to compensate for the world economic environment.

The position of your portfolio should take advantage of the current economic outlook. Of course, this may be adjusted as economic trends emerge. Industry leaders since inception (February 23, 2011) are:

- internet information industry, increased by 10.32%,
- hotel/gaming industry, increased by 9.34%,
- retail/wholesale food industry, increased by 7.43%.

My staff and I are always available to discuss your account or answer any question you might have. Please call our toll free number, 800 525-2406 or, within Colorado, 303 626-0600.

American Growth Fund wishes you A Good Future!

Sincerely,

/s/ Robert Brody
Robert Brody

1. Gross Domestic Product data:
http://www.bea.gov/newsreleases/national/gdp/gdpnewsrelease.htm page 2
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How American Growth Fund, Inc. Series Two
Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS
July 31, 2011

	                                                             Market
Description of Security                                Shares         Value

COMMON STOCK

Integrated Petroleum  9.51%
Petroleum Brasileiro.....................................2000	   $ 67,940
   (Primarily engages in oil and natural gas exploration
   and production, refining, trade and transportation
   businesses.)
Chevron Corp..............................................600	     62,412
   (Engages in petroleum, chemicals, mining, power
   generation and energy operations worldwide.)
Sasol Ltd ADR ...........................................1100	     55,165
   (Operates as an integrated energy and chemicals               ----------
   company.)	                                                    185,517

Drug  5.82%
Novo Nordisk* ............................................500	     61,010
   (A healthcare company, engages in the discovery,
   development, manufacture and marketing of
   pharmaceuticals products in Denmark and
   Internationally.)
Warner Chilcott plc*.....................................2500	     52,550
   (A specialty pharmaceutical company, focuses on the
   development, manufacture and promotion of branded
   pharmaceutical products in women's healthcare,
   gastroenterology, dermatology and urology segments            ----------
   in North America and in western  European markets.)              113,560

Internet Information  4.64%
Google Inc.* .............................................150	     90,554
   (Maintains an index of Web sites and other online content     ----------
   for users, advertisers and Google network members and other content providers.)

Auto  4.38%
Ford Motor Co.* .........................................7000	     85,470
   (Primarily develops, manufactures, distributes and            ----------
   services vehicles and parts worldwide.)

Independent Oil & Gas  4.13%
Canadian Natural Resources ..............................2000	     80,580
   (Engages in the exploration, development, production,         ----------
   marketing and sale of crude oil, natural gas liquids and natural gas.)

Retail/Wholesale Food  4.11%
Whole Foods Market, Inc..................................1200        80,040
   (Engages in the ownership and operation of natural and        ----------
   organic food supermarkets.)


*Non-income producing security
See accompanying notes to financial statements.
                                                                     page 3
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How American Growth Fund, Inc. Series Two
Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS (continued)
July 31, 2011

	                                                             Market
Description of Security                                Shares         Value

COMMON STOCK (continued)


Diversified Electronics  4.08%
Corning Inc. ............................................5000	   $ 79,550
   (Manufactures and processes specialty glass and               ----------
   ceramics products worldwide.)

Credit Services  4.07%
Credit Acceptance Corp.* ................................1000	     79,310
   (Provides auto loans to consumers primarily in the            ----------
   United States.)

Agricultural Chemicals  3.99%
Mosaic Co. ..............................................1100	     77,792
   (Engages in the production and marketing of concentrated      ----------
   phosphates and potash crop nutrients for the agriculture industry worldwide.)

Chemical (Basic)  3.85%
Potash Corp. ............................................1300	     75,153
   (Produces and sells fertilizers and related industrial        ----------
   and feed products primarily in the United States and Canada.)

Silver  3.70%
Silver Wheaton Corp. ....................................2000	     72,160
   (With its subsidiaries, operates as a silver streaming        ----------
   company worldwide.)

Industrial Metals & Minerals  3.69%
Cliffs Natural Resources* ................................800	     71,856
   (A mining and natural resources company, produces iron        ----------
   ore pellets, lump and fines iron ore and metallurgical coal products.)

Hotel/Gaming  3.66%
Penn National Gaming, Inc.* .............................1700	     71,281
   (Owns and manages gaming and pari-mutual properties in        ----------
   the United States.)

Telecom Equipment  3.37%
Qualcomm Inc. ...........................................1200	     65,736
   (Engages in the development, design, manufacture and          ----------
   marketing of digital wireless telecommunications products and services.)

Chemical (Specialty)  3.36%
NewMarket Corp. ..........................................400	     65,608
   (Engages in the petroleum additives and real estate           ----------
   development businesses.)


*Non-income producing security
See accompanying notes to financial statements.
                                                                     page 4
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How American Growth Fund, Inc. Series Two
Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS (continued)
July 31, 2011

	                                                             Market
Description of Security                                Shares         Value

COMMON STOCK (continued)


Pharmacy Services  3.34%
Express Scripts, Inc.* ..................................1200	   $ 65,112
   (Provides a range of pharmacy benefit management (PBM)        ----------
   services in North America.)

Beverage  3.33%
Diageo plc ...............................................800	     64,992
   (Engages in producing, distilling, brewing, bottling,         ----------
   packaging, distributing, developing and marketing spirits, beer and wine products.)

Steel & Iron  3.33%
Vale S.A. ...............................................2000	     64,880
   (Engages in the exploration, production and sale of           ----------
   basic metals in Brazil. The company is also involved in fertilizers, logistics and the steel business.)

Biotechnology  3.26%
Gilead Sciences Inc.*....................................1500	     63,540
   (A biopharmaceutical company, engages in the discovery,       ----------
   development and commercialization of therapeutics for the treatment of life threatening diseases worldwide.)

Restaurant  3.25%
YUM! Brands, Inc. .......................................1200	     63,384
   (With its subsidiaries, operates as a quick service           ----------
   restaurant company in the United States and internationally.)

Petroleum Corp  3.17%
Apache Corp. .............................................500	     61,860
   (With its subsidiaries, engages in the exploration,           ----------
   development and production of natural gas, crude oil and natural gas liquids.)

Diversified Machinery  3.13%
3 M Co. ..................................................700	     60,998
   (Operates as a diversified technology company worldwide.)	 ----------

Household Product  3.10%
Church & Dwight Co. .....................................1500	     60,510
   (With its subsidiaries, develops, manufactures and            ----------
   markets a range of household, personal care and specialty products under various brand names in the United States and internationally.)


*Non-income producing security
See accompanying notes to financial statements.
                                                                     page 5
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How American Growth Fund, Inc. Series Two
Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS (continued)
July 31, 2011

	                                                             Market
Description of Security                                Shares         Value

COMMON STOCK (continued)


Telecom Utility  3.09%
Telefonica Sa ADR .......................................2700	   $ 60,264
   (Provides fixed and mobile telephony services primarily       ----------
   in Spain, the rest of Europe and Latin America.)

Bank  2.21%
M & T Bank Corp. .........................................500	     43,120
   (Operates as the holding company for M&T Bank and M&T         ----------
   Bank, National Association that provide commercial and retail banking services to individuals, corporations and other businesses and institution.)

Foreign Bank (Canadian)  2.05%
Toronto - Dominion Bank ..................................500	     39,935
     (With its subsidiaries, provides various banking and        ----------
     financial services in North America and
     internationally.)


Total Common Stocks (cost $2,013,361) - 99.62%............       $1,942,762

Total Investments, at Market Value (cost $2,013,361)...99.62%     1,942,762
Cash and Receivables, Less Liabilities..................0.38%	      7,348
                                                      ---------------------
Net Assets............................................100.00%	 $1,950,110
                                                      ---------------------


*Non-income producing security
See accompanying notes to financial statements
                                                                     page 6
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Financial Statements
AMERICAN GROWTH FUND, INC. SERIES TWO
STATEMENT OF ASSETS AND LIABILITIES, July 31, 2011


ASSETS:
Investments, at market value (cost $2,013,361).................$ 1,942,762
Cash.................................................................9,720
Receivables:
   Dividends and Interest .............................................796
                                                               -----------
Total assets.....................................................1,953,278
LIABILITIES:	                                               -----------
12b-1 fees.............................................................850
Management fee.......................................................1,701
Other accrued expenses ................................................617
                                                               -----------
Total liabilities....................................................3,168
                                                               -----------
NET ASSETS.....................................................$ 1,950,110
COMPOSITION OF NET ASSETS:	                               ===========
Paid-in capital................................................$ 2,020,710
Net unrealized depreciation of investments.........................(70,600)
                                                               -----------
Net assets.....................................................$ 1,950,110
NET ASSET VALUE PER SHARE:	                               ===========
Class E Shares:
   Net asset value and redemption price per share (based on
   net assets of $1,392,064 and 147,603 shares of beneficial
   interest outstanding)	                                    $ 9.43
   Maximum offering price per share (net asset value plus
   sales charge of 5.75% of offering price) 	                    $10.01
Class F Shares:
   Net asset value, redemption price and offering price per
   share (based on net assets of $558,046 and 59,374 shares
   of beneficial interest outstanding)	                             $9.40


See accompanying notes to financial statements.
                                                                     page 7
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Financial Statements
AMERICAN GROWTH FUND, INC. SERIES TWO
STATEMENT OF OPERATIONS FOR THE PERIOD February 23, 2011 (inception) to July 31, 2011


INVESTMENT INCOME:
   Dividends/Interest (Net of $556 foreign withholding tax)........$ 6,530
                                                               -----------
Total investment income..............................................6,530
	                                                       -----------
EXPENSES:
Investment advisory fees (Note 4)....................................6,223
Administration expenses (Note 4).....................................3,311
Transfer agent, shareholder servicing and data processing fees
(Note 4)...............................................................801
Accounting Fees (Note 4)............................................14,011
Rent expense (Note 4)................................................2,772
Custodian fees ......................................................2,293
Professional fees......................................................816
Registration and filing fees(Note 1):
   Class E...........................................................2,229
   Class F.............................................................771
Distribution and service fees (Note 4):
   Class E...........................................................1,314
   Class F...........................................................1,842
Directors fees (Note 4)................................................217
Other expenses.......................................................3,589
                                                               -----------
Total expenses......................................................40,189
                                                               -----------
Net investment loss................................................(33,659)
	                                                       -----------
REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS:
Net realized gain on investments....................................12,972
Net change in unrealized depreciation on investments...............(70,600)
                                                               -----------
Net loss on investments............................................(57,628)
                                                               -----------
Net decrease in net assets resulting from operations..............$(91,287)
	                                                       ===========

See accompanying notes to financial statements.
                                                                     page 8
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Financial Statements
AMERICAN GROWTH FUND, INC. SERIES TWO
STATEMENT OF CHANGES IN NET ASSETS


                                                             For the period
                                                               February 23,
                                                                       2011
                                                             (inception) to
                                                              July 31, 2011
                                                          -----------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment loss...............................................$(33,659)
Net realized gain on investments....................................12,972
Net change in unrealized depreciation on investments...............(70,600)
                                                          -----------------
Net decrease in net assets resulting from operations...............(91,287)

BENEFICIAL INTEREST TRANSACTIONS:
Net increase in net assets resulting from beneficial
interest transactions (Note 2):
     Class E.....................................................1,457,734
     Class F.......................................................583,663
Net change in net assets derived from beneficial         -----------------
interest transactions............................................2,041,397
                                                         -----------------
Total increase...................................................1,950,110
Net Assets - Beginning of period.........................................0
                                                         -----------------
Net Assets - End of period......................................$1,950,110
                                                         =================


See accompanying notes to financial statements.
                                                                     page 9
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Financial Highlights
AMERICAN GROWTH FUND, INC. SERIES TWO

					           Class E
						   For the period
			                           February 23, 2011
			                           (inception)
						   to July 31, 2011
Per Share Operating Data:
Net Asset Value,
   Beginning of Period.............................$10.00
---------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss.................................(0.16)
Net realized and unrealized gain (loss).............(0.41)
---------------------------------------------------------------------------
Total income (loss) from investment operations......(0.57)
---------------------------------------------------------------------------
Net Asset Value, End of Period......................$9.43
---------------------------------------------------------------------------
Total Return at Net Asset Value1....................(5.70)%4
Ratios/Supplemental Data:
Net assets, end of period (in thousands)...........$1,392
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Ratio to average net assets:
Net investment loss................................(5.25)%3
Expenses2...........................................6.30%3
Portfolio Turnover Rate2...............................9%4



					           Class F
						   For the period
			                           February 23, 2011
			                           (inception)
						   to July 31, 2011
Per Share Operating Data:
Net Asset Value,
   Beginning of Period.............................$10.00
---------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss.................................(0.18)
Net realized and unrealized gain (loss).............(0.42)
---------------------------------------------------------------------------
Total income (loss) from investment operations......(0.60)
---------------------------------------------------------------------------
Net Asset Value, End of Period......................$9.40
---------------------------------------------------------------------------
Total Return at Net Asset Value1....................(6.00)%4
Ratios/Supplemental Data:
Net assets, end of period (in thousands).............$558
Ratio to average net assets:
Net investment loss.................................(5.80)%3
Expenses2............................................6.84%3
Portfolio Turnover Rate2................................9%4


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) from February 23, 2011 (inception) to July 31, 2011, aggregated $2,135,963 and $135,573, respectively.
3. Annualized
4. Not annualized.

See accompanying notes to financial statements.
                                                                    page 10
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Notes to Financial Statements
American Growth Fund, Inc. Series Two

1.  Summary of Significant Accounting Policies
American Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation (IRC). The Fund offers Class E and Class F shares. Class E has a maximum sales charge (load) imposed on purchases (as a percentage of offering price) of 5.75%. Purchases of Class E shares in amounts of $1,000,000 or more which are not subject to an initial sales charge generally will be subject to a contingent deferred sales charge of 1.0% of amounts redeemed within the first year of purchase. Class F has a maximum deferred sales charge as a percentage of original purchase price or redemption proceeds, whichever is lower, of 1% for the first year. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class.
Reclassifications - Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended July 31, 2011, the Fund decreased net investment loss by $33,659, decreased accumulated net realized gains from investment transactions by $12,972, and decreased paid-in capital by $20,687.
Investment Valuation - Investment securities traded on the New York Stock Exchange or other stock exchange approved for this purpose by the board of directors will be valued on the basis of the closing sale thereof on such stock exchange, or, if such sale is lacking, at the mean between closing bid and asked prices on such day. If no bid and asked prices are quoted for such day or information as to New York or other approved exchange transactions is not readily available, the security will be valued by reference to recognized composite quotations or such other method as the board of directors in good faith deems will reflect its fair market value. Securities not traded on any stock exchange but for which market quotations are readily available are valued on the basis of the mean of the last bid and asked prices. Short-term securities are valued at the mean between the closing bid and asked prices or by such other method as the board of directors determines to reflect their fair market value. The board of directors in good faith determines the manner of ascertaining the fair market value of other securities and assets.
Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with the provisions of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund's 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. Security Transactions and Related Investment Income - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Securities Valuations - As described in note 1, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
                                                                    page 11
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Notes to Financial Statements
American Growth Fund, Inc.  Series Two

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund's assets carried at fair value:

Equity		Level 1	        Level 2	   Level 3	Total
Common Stock	$ 1,942,762	0	   0	        $ 1,942,762

The industry classifications of Level 1 investments are included in the Statement of Investments.
There were no transfers in to or out of Level 1 or Level 2 for the period ended July, 31, 2011.
Recent Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.
Regulated Investment Company Modernization Act. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed by the President. The Modernization
Act modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:
New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.
The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for "inadvertent" failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of paythrough income and gains.
Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

2.  Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:
				 For the period from
				 February 23, 2011 (inception)
				 to July 31, 2011
	                         Shares	       Amount
---------------------------------------------------------------------------
Class E:
Sold	                         148,203       $1,463,442
Dividends and distributions
   reinvested	                       -                -
Redeemed	                    (600)	   (5,708)
                                 ------------------------------------------
Net increase 	                 147,603       $1,457,734
---------------------------------------------------------------------------
Class F:
Sold	                          59,400         $583,913
Dividends and distributions
   reinvested	                       -                -
Redeemed	                     (26)	     (250)
                                 ------------------------------------------
Net increase	                  59,374	 $583,663
===========================================================================

3.  Realized and Unrealized Gains and Losses on Investments
The identified tax cost basis of investments at July 31, 2011 was $2,013,361. Net unrealized depreciation on investments of $70,600, based on identified tax cost as of July 31, 2011, was comprised of gross appreciation of $33,068 and gross depreciation of $103,668.
                                                                    page 12
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Notes to Financial Statements
American Growth Fund, Inc.  Series Two

4. Underwriting, Investment Advisory Contracts, Service Fees and Other Related Parties
Under the investment advisory contract with IRC, the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets and 0.75% such assets in excess of $30 million. The Fund pays its own operating expenses.
Class F shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class E shares are subject to annual service and distribution fees no greater than 0.30% of average daily net assets, respectively.
For the period from February 23, 2011 to July 31, 2011 commissions and sales charges paid by investors on the purchase of Fund shares totaled $1,174 of which $0 was retained by World Capital Brokerage, Inc. ("WCB"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by WCB on sales of the Fund's Class F shares totaled $5,572. For the period from February 23, 2011 to July 31, 2011, WCB received contingent the Fund's Class F shares totaled $0. For the period from February 23, 2011 to July 31, 2011, WCB received contingent deferred sales charges of $0 upon redemption of Class F shares, as reimbursement for sales commissions advanced by WCB upon the sale of such shares. No payments were made by the Fund to WCB for brokerage commission on securities transactions.
Certain officers of the Fund are also officers of WCB and IRC. For the period from February 23, 2011 to July 31, 2011, the Fund paid directors' fees and expenses of $217.
For the period from February 23, 2011 to July 31, 2011, under an agreement with IRC, the Fund was charged $3,835 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $2,772 by an affiliated company of IRC for the rental of office space.
Commonwealth Fund Accounting, Inc., an indirect wholly-owned subsidiary of Commonwealth Shareholder Services, Inc., serves as the Fund's fund accountant and, in that capacity, performs daily pricing and various other accounting services for the Fund. Commonwealth Fund Services, Inc., also an indirect wholly-owned subsidiary of Commonwealth Shareholder Services, Inc., serves as the Fund's transfer agent and dividend disbursing agent.
For the year ended July 31, 2011, the Fund incurred $14,011 and $801 in accounting and transfer agent fees, respectively. A Director of the Fund serves as Treasurer and Director of Commonwealth Shareholder Services, Inc.

5.  Federal Income Tax Matters
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in capital.
As of July 31, 2011 the components of distributable losses on a tax-basis consisted of $70,600 of unrealized depreciation.

6.  Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and
Shareholders of American Growth Fund, Inc.


We have audited the accompanying statement of assets and liabilities of American Growth Fund, Inc. Series Two (the "Fund"), a series of American Growth Fund, Inc., including the statement of investments, as of July 31, 2011, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period February 23, 2011 (commencement of operations) until July 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's
management.   Our responsibility is to express an opinion on these
financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public
Company Accounting Oversight Board (United States).   Those standards
require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free
of material misstatement.   The Fund is not required to have, nor were we
engaged to perform, an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures
in the financial statements.   Our procedures included confirmation of
securities owned as of July 31, 2011, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall
financial statement presentation.   We believe that our audit provides a
reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Growth Fund, Inc. as of July 31, 2011, the results of its operations, the changes in its net assets, and the financial highlights for the period February 23, 2011 (commencement of operations) until July 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 23, 2011

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Analysis of Expenses (unaudited)
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class E shares or contingent deferred sales charges ("CDSC") with respect to Class F shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The tables below are based on an investment of $1,000 invested on February 23, 2011 and held for the period ended July 31, 2011.

Actual expenses
This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

For the period ended July 31, 2011

		Actual
		Total Return
		Without		Beginning	Ending		Expenses
		Sales		Account		Account		Paid During
		Charges(1)	Value		Value	     	The Period(2)
Class E		(5.70)%		$1,000.00	$943.00		$26.49
Class F		(6.00)%		$1,000.00	$940.00		$28.72
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class E shares or the applicable Contingent Deferred Sales Charges ("CDSC") with respect to Class F Shares. Total return is not annualized.
(2) Expenses are equal to the annualized expense ratio of 6.30% and 6.84% for the Fund's Class E and F shares, respectively, multiplied by the average account value over the period multiplied by 158/365, to reflect the
5.25 months period.

Hypothetical example for comparison purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class F shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

For the period February 23, 2011 (inception)  to July 31, 2011

                Hypothetical
                Annualized      Beginning        Ending        	Expenses
                Total          	Account         Account      	Paid During
                Return          Value           Value      	The Period(1)
Class E		5.00%		$1,000.00	$994.37		$27.19
Class F		5.00%		$1,000.00	$992.04		$29.49
(1) Expenses are annualized expense ratio of 6.30% and 6.84% for the Fund's Class E and F shares, respectively, multiplied by the average account value over the period multiplied by 158/365 (to reflect the 5.25 months period).

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Allocation of Portfolio Assets
(Calculated as a percentage of Net Assets)
July 31, 2011
	Sector Breakdown
        ----------------
	Integrated Petroleum			  9.51%
	Drug					  5.82%
	Internet Information			  4.64%
	Auto					  4.38%
	Independent Oil & Gas			  4.13%
	Retail/Wholesale Food			  4.11%
	Diversified Electronics			  4.08%
	Credit Services				  4.07%
	Agricultural Chemicals			  3.99%
	Chemical (Basic)		          3.85%
	Silver					  3.70%
	Industrial Metals & Minerals		  3.69%
	Hotel/Gaming				  3.66%
	Telecom Equipment			  3.37%
	Chemical (Specialty)			  3.36%
	Pharmacy Services			  3.34%
	Beverage				  3.33%
	Steel & Iron				  3.33%
	Biotechnology				  3.26%
	Restaurant				  3.25%
	Petroleum Corp				  3.17%
	Diversified Machinery			  3.13%
	Household Product			  3.10%
	Telecom Utility				  3.09%
	Bank					  2.21%
	Foreign Bank				  2.05%
	-----------------------------------------------
	Investments - Common Stocks		 99.62%
	Cash and Receivables, less Liabilities	  0.38%
	-----------------------------------------------
	Total Net Assets		        100.00%
	===============================================

NOTICE TO SHAREHOLDERS at July 31, 2011 (Unaudited)
How to Obtain a Copy of the Fund's Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-525-2406 or on the SEC's website at http://www.sec.gov.

How to Obtain a Copy of the Fund's Proxy Voting Records for the 12-Month
Period
Ended July 31, 2011
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended July 31 is available without charge, upon request, by calling 1-800-525-2406. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund's Form N-Q is also available by calling 1-800-525-2406.

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)
The day-to-day operations of the Fund are managed by its officers subject to the overall supervision and control of the board of directors. The Fund's Audit Committee meets quarterly and is responsible for reviewing the financial statements of the Fund.
The following information about the interested directors2 of the Fund includes their principal occupations for the past five years:
                                                                    page 16
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Name, Address, and Age
Position(s) Held with Fund
Term of Office1 and Length of Time Served
Principal Occupation(s) During Past 5 Years
Number of Portfolios in Fund Complex Overseen by Director
Other Directorships Held by Director for the Past Five Years
------------------------------------
Robert Brody (84),1917 Market Street, Denver, Colorado
President, Director
Since August 1958
See below for affiliations with Investment Research Corporation (the Adviser or IRC) and Distributor
2
World Capital Brokerage, Inc., Investment Research Corporation
------------------------------------
John Pasco III (62), 8730 Stony Point Parkway, Suite 205, Richmond, VA Director and Audit Committee Member
Since December 2006
Mr. Pasco is Treasurer of Commonwealth Shareholder Services, Inc., a
mutual fund administrator; President of First Dominion Capital Corp., a Broker Dealer; President of Fund Services, Inc., a transfer and disbursing agent; President and Treasurer of Commonwealth Capital Management, Inc., a Registered Investment Adviser; President of Commonwealth Capital Management, LLC, a Registered Investment Advisor; President of
Commonwealth Fund Accounting, Inc.; and President and Director of The
World Insurance Trust, a registered investment company.
2
Director of Commonwealth Shareholder Services, Inc., Director of First Dominion Capital Corp., Director of Fund Services, Inc., Director of Commonwealth Fund Accounting, Inc.
------------------------------------
                                                                    page 17
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The following information about the non-interested directors, officers and advisors of the Fund includes their principal occupations for the past five years:
Name, Address, and Age	Position(s) Held with Fund
Term of Office1 and Length of Time Served
Principal Occupation(s) During Past 5 Years
Number of Portfolios in Fund Complex Overseen by Director
Other Directorships Held by Director for the Past Five Years
------------------------------------
Eddie R. Bush (70), 1400 W. 122nd Ave., Suite 100, Westminster, Colorado Director and Audit Committee Member (financial expert)
Since September 1987
Certified Public Accountant
2
None
------------------------------------
Harold Rosen (82), 1 Middle Road, Englewood, CO
Director
Since December 1995
Owner of Bi-Rite Furniture Stores.
2
None
------------------------------------
Dr. Brian Brody (56)*, 6901 S. Pierce St. Suite #100M, Littleton, CO
Director
Since June 2008
Doctor of Professional Psychology
2
None
------------------------------------
Timothy E. Taggart (57), 1917 Market Street, Denver, CO
Treasurer
Since April 2004
Principal financial and accounting officer, employee of Adviser since
1983. See below for affiliation with Distributor.
N/A
N/A
------------------------------------
Michael L. Gaughan (41), 2001 Avenue D, Scottsbluff, NE
Secretary
Since September 2004
Employee of the Fund since 1995.
N/A
N/A
------------------------------------
1. Trustees and officers of the fund serve until their resignation, removal or retirement.
2. Robert Brody and John Pasco III are "interested persons" of the Fund as defined by the Investment Company Act of 1940 because of the following position which they hold.

Robert Brody is the sole shareholder, president and a director of Investment Research Corporation. He is also president and a director of World Capital Brokerage, Inc., the Distributor.
John Pasco III is the Treasurer and a Director of Commonwealth Shareholder Services, Inc., the Fund's administrator. President and Director of Fund Services, Inc., the Fund's transfer agent, and President and Director of Commonwealth Fund Accounting, Inc., the Fund's accounting service agent. Timothy E. Taggart is a director and secretary of the Distributor and director of Investment Research Corporation.
None of the above named persons received any retirement benefits or other form of deferred compensation from the Fund. There are no other funds that together with the Fund constitute a Fund Complex.
The Fund's Statement of Additional Information includes additional information about the Fund's trustees, and is available without charge upon request by calling 1-800-525-2406.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on September 22, 2011, the board of trustees (the "Board") considered and approved the continuance of the investment advisory agreement (the "Advisory Agreement") with Investment Research Corp. (the "Advisor") pertaining to the American Growth Fund (the "Fund") for a period ending October 15, 2012. Prior to the meeting, the Board had requested detailed information from the Advisor regarding the Fund. This information formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory
Agreement:

1.	The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the Advisor's specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of page 18
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the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Fund, including administration, marketing and compliance. The Board noted the ongoing Advisor's commitment to responsible Fund growth. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor 's compliance record, and the Advisor's business continuity plan. The Board also considered the prior relationship between the Fund and the Advisor, as well as the Board's knowledge of the Advisor's operations. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.
2.	The Fund's historical year-to-date performance and the overall performance of the Advisor. In assessing the quality of the portfolio management services delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, in comparison to the Standard and Poors 500 and in comparison to its peers.
The Board noted the Fund's Class E shares showed mixed performance when compared to its peers and the S&P since inception. They also noted the adverse investing environment. The Board was presented details regarding the Fund's performance by the Advisor and concluded that the fund was operating within the parameters of the Fund's Objective as described in the Prospectus and that the advisor's overall performance was satisfactory.
3.	The costs of the services to be provided by the Advisor and the structure of the Advisor's fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board held a discussion and concluded that based on past performance and the Advisor's commitment to the betterment of the Fund that the fees and expenses associated with the Advisor were acceptable.
It was also noted that the Fund's advisory fees were at an acceptable level. After taking into account all waivers and reimbursements, the Board concluded that the advisory fees paid to the Advisor were fair and reasonable in light of comparative performance and expenses.
4.	Economies of Scale. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow and the Fund's expense ratio begins to show signs of reduction. The Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.
5.	The profits to be realized by the Advisor and its affiliates from their relationship with the Fund. The Board considered the 12b-1 fees paid to the Advisor and to affiliates for the sale and distribution of shares and shareholder service fees paid to the advisor and underwriter as well as other fees paid to affiliates. After such review, the Board determined that the profitability rates to the Advisor with respect to the Advisory Agreement are not excessive, and that the Advisor had maintained adequate profit levels to support the services to the Fund.

No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreement. The Board based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund, and that the Fund's shareholders received reasonable value in return for the advisory fees paid. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

                                                                    page 19
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HYPOTHETICAL PERFORMANCE CHARTS (unaudited)
The following charts compare the change in value of a $10,000 investment in the American Growth Fund versus the Value Line Composite Index. Returns reflect a sales load for Class E while Class F is without a sales load. Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance data to the most recent month end can be obtained by calling 1-800-525-2406.

	         E	  F	   Value Line
2/28/2011	 10,000   10,000   10,000.00
6/30/2011	 8,888 	  9,400    9,461.00

American Growth Fund Returns
On 2/23/2011, the Fund introduced a new Series consisting of Class E and Class F shares. Class E shares are subject to a maximum front-end sales charge of 5.75%, Class F shares are subject to a maximum contingent deferred sales charge of 5%. The Fund may incur 12b-1 expenses up to an annual maximum of .30 of 1% on its average daily net assets of its Class E shares and 1% of its average daily net assets of its Class F shares. The total annual fund operating expense ratios for Class E is 6.30% and for Class F is 6.84%. The investment return and principal value of an investment will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. This material must be preceded or accompanied by a current prospectus. If you have not received, or need a current prospectus, please feel free to call for one at 1-800-525-2406. Please read the prospectus carefully before investing. Period ending 07/31/2011.
For current month-end performance figures please call 1-800-525-2406.

Series Two		Since Inception (February 23, 2011)
Class E without load	-5.70%
Class E with load*	-11.12%
Class F without load	-6.00%
*Includes a 5.75% sales charge based on a $10,000 initial purchase.

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TRANSFER AGENT: Fund Services, Inc., 8730 Stony Point Parkway, Stony Point
Bldg. III - Suite # 205, Richmond, Va. 23235
CUSTODIAN: UMB Bank NA Investment Services Group, 928 Grand Blvd, Fifth Floor, Kansas City, MO 64106
RETIREMENT PLAN CUSTODIAN: UMB Bank NA Investment Services Group, 928
Grand Blvd, Fifth Floor, Kansas City, MO 64106
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM: Tait, Weller & Baker LLP, 1818 Market St., Suite 2400, Philadelphia, PA 19103
LEGAL COUNSEL: Jones & Keller, 1999 Broadway, Suite 3150, Denver, CO 80202 UNDERWRITER/DISTRIBUTOR: World Capital Brokerage, Inc., 1917 Market Street, Denver, CO 80202

OFFICERS AND DIRECTORS INVESTMENT ADVISORS
Robert Brody President and Director
Timothy E. Taggart Treasurer
Eddie R. Bush Director
Harold Rosen Director
John Pasco III Director
Dr. Brian Brody Director
Michael L. Gaughan Secretary

Investment Research Corporation
1917 Market Street
Denver, CO 80202
OFFICERS AND DIRECTORS
Robert Brody President, Treasurer, and Director
Timothy E. Taggart Executive Vice President and Director
Michael L. Gaughan Secretary

9/2011

                                                                 Back Cover
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